UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-02363
                                               --------------------

                       Cornerstone Total Return Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        237 Park Avenue, New York, NY                           10017
--------------------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)

                                   Kayadti A. Madison

   Cornerstone Total Return Fund, Inc., 237 Park Avenue, New York, NY 10017
-----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 272-3550
                                                     --------------------

Date of fiscal year end:       December 31, 2008
                               -----------------

Date of reporting period:      September 30, 2008
                               ------------------

ITEM 1: SCHEDULE OF INVESTMENTS


================================================================================
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================


                                                           NO. OF
DESCRIPTION                                                SHARES        VALUE
-------------------------------------------------  ----------------------------

EQUITY SECURITIES - 99.81%
    CLOSED-END FUNDS - 6.56%
      Adams Express Company (a)                              59,400  $  640,332
      Alpine Global Premier Properties Fund                   3,000      19,470
      Boulder Total Return Fund, Inc.                         7,500     109,275
      Central Europe and Russia Fund, Inc. (The) ^            2,500      76,725
      Denali Fund (The) ^                                     8,500     125,120
      Dreman/Claymore Dividend & Income Fund                 56,500     294,365
      H&Q Healthcare Investors                               11,400     156,180
      H&Q Life Sciences Investors                             6,000      63,480
      Japan Equity Fund *                                    13,000      70,330
      Liberty All-Star Equity Fund                            5,000      22,550
      Liberty All-Star Growth Fund, Inc.                     39,075     135,590
      Petroleum & Resources Corporation (a)                   3,000      88,560
      Templeton Emerging Markets Fund ^                       3,000      46,020
      Zweig Fund, Inc.                                       37,000     132,460
                                                                     ----------
                                                                      1,980,457
                                                                     ----------
    CONSUMER DISCRETIONARY - 8.06%
      Amazon.com, Inc. *                                      2,500     181,900
      Bed Bath & Beyond Inc. ^ *                              2,500      78,525
      Comcast Corporation, Class A                            9,012     176,906
      Comcast Corporation, Special Class A                    4,250      83,810
      DIRECTV Group, Inc. (The) *                             4,000     104,680
      Ford Motor Company ^ *                                 14,000      72,800
      Gap, Inc. (The)                                         3,000      53,340
      Goodyear Tire & Rubber Company (The) ^ *                2,500      38,275
      Home Depot, Inc. (The)                                  5,000     129,450
      Johnson Controls, Inc.                                  2,500      75,825
      Lowe's Companies, Inc.                                  5,000     118,450
      Mattel, Inc.                                            1,500      27,060
      McDonald's Corporation ^                                5,100     314,670
      News Corporation, Class B ^                             2,500      30,375
      NIKE, Inc., Class B ^                                   2,500     167,250
      Omnicom Group Inc.                                      3,000     115,680
      Pulte Homes, Inc.                                       2,500      34,925
      Staples, Inc. ^                                         3,150      70,875
      Time Warner Inc.                                       11,000     144,210
      TJX Companies, Inc. (The)                               2,500      76,300
      Walt Disney Company (The) ^                            11,000     337,590
                                                                     ----------
                                                                      2,432,896
                                                                     ----------

    CONSUMER STAPLES - 11.66%
      Altria Group, Inc.                                      5,000      99,200
      Archer-Daniels-Midland Company ^                        2,500      54,775
      Coca-Cola Company (The)                                 5,000     264,400
      Colgate-Palmolive Company                               2,500     188,375
      ConAgra Foods, Inc.                                     2,500      48,650
      CVS Caremark Corporation                                4,175     140,530
      H.J. Heinz Company                                      2,700     134,757
      Kraft Foods Inc, Class A                                5,328     174,492
      Kroger Co. (The)                                        3,600      98,928
      PepsiCo, Inc.                                           5,000     356,350
      Philip Morris International Inc.                        7,700     370,370
      Procter & Gamble Company (The)                          8,472     590,414
      Sara Lee Corporation                                    2,500      31,575
      Walgreen Co.                                            3,100      95,976
      Wal-Mart Stores, Inc. ^                                14,500     868,405
                                                                     ----------
                                                                      3,517,197
                                                                     ----------
    ENERGY - 12.41%
      Chesapeake Energy Corporation                           2,500      89,650
      Chevron Corporation                                    10,068     830,409
      Devon Energy Corporation                                2,500     228,000
      El Paso Corporation                                     5,000      63,800
      EOG Resources, Inc. ^                                   1,000      89,460
      Exxon Mobil Corporation                                17,500   1,359,050
      Halliburton Company                                     2,500      80,975
      Peabody Energy Corporation ^                            2,500     112,500
      Schlumberger Limited                                    5,000     390,450
      Spectra Energy Corporation ^                            2,500      59,500
      Transocean Inc.                                         1,000     109,840
      Weatherford International Ltd. *                        5,000     125,700
      Williams Companies, Inc. (The) ^                        2,500      59,125
      XTO Energy, Inc.                                        3,125     145,375
                                                                     ----------
                                                                      3,743,834
                                                                     ----------
    FINANCIALS - 13.54%
      AFLAC Incorporated                                      1,500      88,125
      American International Group, Inc.                      8,331      27,742
      Ameriprise Financial, Inc.                              1,220      46,604
      Aon Corporation                                         2,500     112,400
      Bank of America Corporation ^                          17,521     613,235
      Bank of New York Mellon Corporation                     4,800     156,384
      BB&T Corporation ^                                      2,000      75,600
      Charles Schwab Corporation (The)                        8,200     213,200
      Chubb Corporation (The)                                 2,000     109,800
      Goldman Sachs Group, Inc. (The)                         3,000     384,000
      Hartford Financial Services Group, Inc. (The)           2,500     102,475
      Hudson City Bancorp, Inc. ^                             2,500      46,125
      JPMorgan Chase & Co.                                   18,200     849,940
      MetLife, Inc.                                           3,000     168,000
      Morgan Stanley                                          4,000      92,000
      State Street Corporation                                1,600      91,008
      Travelers Companies, Inc. (The)                         5,092     230,158
      Unum Group ^                                            2,500      62,750
      U.S. Bancorp                                            2,500      90,050
      Wells Fargo & Company                                  14,000     525,420
                                                                     ----------
                                                                      4,085,016
                                                                     ----------

    HEALTHCARE - 12.42%
      Aetna Inc.                                              4,000     144,440
      Baxter International Inc.                               2,500     164,075
      Bristol-Myers Squibb Company ^                          4,000      83,400
      Celgene Corporation *                                   2,500     158,200
      Gilead Sciences, Inc. *                                 7,000     319,060
      Johnson & Johnson                                      15,500   1,073,840
      Laboratory Corporation of America Holdings *            2,500     173,750
      McKesson Corporation ^                                  2,500     134,525
      Medco Health Solutions, Inc. *                          1,562      70,290
      Medtronic, Inc.                                         4,500     225,450
      Merck & Co. Inc.                                       10,700     337,692
      Pfizer Inc. ^                                          12,000     221,280
      Schering-Plough Corporation ^                           4,400      81,268
      St. Jude Medical, Inc. ^ *                              2,500     108,725
      Stryker Corporation ^                                   2,000     124,600
      UnitedHealth Group Incorporated ^                       3,500      88,865
      Waters Corporation *                                    2,500     145,450
      Wyeth                                                   2,500      92,350
                                                                     ----------
                                                                      3,747,260
                                                                     ----------
    INDUSTRIALS - 10.41%
      Allied Waste Industries, Inc. *                         2,500      27,775
      Caterpillar Inc.                                        2,500     149,000
      CSX Corporation                                         5,000     272,850
      Danaher Corporation                                     2,500     173,500
      Deere & Company                                         2,000      99,000
      Emerson Electric Co.                                    2,500     101,975
      General Dynamics Corporation ^                          2,500     184,050
      General Electric Company                               40,000   1,020,000
      Illinois Tool Works Inc.                                2,500     111,125
      Lockheed Martin Corporation                             2,500     274,175
      Raytheon Company                                        2,500     133,775
      United Parcel Service, Inc., Class B                    4,000     251,560
      United Technologies Corporation                         4,400     264,264
      Waste Management, Inc.                                  2,500      78,725
                                                                     ----------
                                                                      3,141,774
                                                                     ----------
    INFORMATION TECHNOLOGY - 14.70%
      Agilent Technologies Inc. *                             2,500      74,150
      Apple, Inc. *                                           4,000     454,640
      Automatic Data Processing, Inc.                         2,500     106,875
      Cisco Systems, Inc. *                                  13,000     293,280
      Corning Incorporated                                    6,000      93,840
      eBay Inc. *                                             6,500     145,470
      EMC Corporation ^ *                                     8,000      95,680
      Google Inc. ^ *                                         1,000     400,520
      Hewlett-Packard Company                                 5,000     231,200
      Intel Corporation                                      16,000     299,680
      International Business Machines Corporation ^           3,200     374,272
      Intuit Inc. ^ *                                         2,500      79,025
      Microsoft Corporation                                  26,500     707,285
      Nokia ADR                                               2,500      46,625
      Oracle Corporation *                                   23,600     479,316
      Paychex, Inc.                                           2,500      82,575
      QUALCOMM Inc.                                           6,800     292,196
      Texas Instruments Incorporated                          4,000      86,000
      Xerox Corporation                                       3,000      34,590
      Xilinx, Inc. ^                                          2,500      58,625
                                                                     ----------
                                                                      4,435,844
                                                                     ----------

    MATERIALS - 2.73%
      Air Products & Chemicals, Inc.                          2,500     171,225
      Dow Chemical Company (The)                              1,500      47,670
      E. I. du Pont de Nemours and Company                    2,800     112,840
      Freeport-McMoRan Copper & Gold, Inc. ^                  2,500     142,125
      Monsanto Company ^                                      3,546     350,983
                                                                     ----------
                                                                        824,843
                                                                     ----------
    REAL ESTATE INVESTMENT TRUST - 0.80%
      Simon Property Group, Inc. ^                            2,500     242,500
                                                                     ----------

    TELECOMMUNICATION SERVICES - 2.98%
      AT&T Inc.                                              23,589     658,605
      Verizon Communications Inc.                             7,500     240,675
                                                                     ----------
                                                                        899,280
                                                                     ----------
    UTILITIES - 3.54%
      AES Corporation (The) ^ *                               3,000      35,070
      Alleghany Energy Inc. ^                                 2,500      91,925
      American Electric Power Company, Inc.                   5,500     203,940
      Dominion Resources, Inc. ^                              5,000     213,900
      Duke Energy Corporation                                 6,600     115,038
      FirstEnergy Corp.                                       2,500     167,475
      NiSource Inc.                                           2,500      36,900
      Southern Company (The) ^                                2,500      94,225
      Xcel Energy, Inc.                                       5,500     109,945
                                                                     ----------
                                                                      1,068,418
                                                                     ----------
TOTAL EQUITY SECURITIES                                              30,119,319
     (cost - $28,905,533)                                            ----------


SHORT-TERM INVESTMENTS - 8.01%
    MONEY MARKET SECURITY - 0.13%
      JPMorgan U.S. Government Money Market Fund             38,134      38,134
                                                                     ----------

                                                    PRINCIPAL
                                                     AMOUNT
                                                     (000's)
                                                    ---------
REPURCHASE AGREEMENTS - 7.88%
  Bear, Stearns & Co. Inc. + ++
  (Agreements dated 9/30/2008 to be
   repurchased at $1,269,093, 3.50%,
   10/1/2008, collateralized by $1,306,165
   in United States Treasury Bonds)                   $ 1,269         1,268,970
  Bear, Stearns & Co. Inc. + ++
  (Agreements dated 9/30/2008 to be
  repurchased at $1,109,816, 7.00%, 10/1/2008,
  collateralized by $1,142,188 in United
  States Treasury Bonds)                               1,110          1,109,600
                                                                   ------------
                                                                      2,378,570
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
     (cost - $2,416,704)                                              2,416,704
                                                                   ------------
TOTAL INVESTMENTS - 107.82%
     (cost - $31,322,237)                                            32,536,023
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.82)%                      (2,360,013)
                                                                   ------------
NET ASSETS - 100.00%                                               $ 30,176,010
                                                                   ============

------------------------------
(a) Affiliated investment. The Fund holds 2.12% and 0.29% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation, respectively. A director of the Fund also serves as a director to such companies. During the nine months ended September 30, 2008, 11,000 shares of Adams Express Company were sold. There were no other purchases or sales of these securities.
^    Security or a portion thereof is out on loan.
*    Non-income producing security.
ADR  American Depositary Receipt
+ Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

Federal Income Tax Cost: At September 30, 2008 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $31,322,237, $5,963,645, $(4,749,859), and $1,213,786, respectively.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments carried at value:

                                                 INVESTMENTS    OTHER FINANCIAL
VALUATION INPUTS                                IN SECURITIES     INSTRUMENTS*
---------------------------------------------   -------------  ---------------
Level 1 - Quoted Prices                          $ 30,119,319        $      --
Level 2 - Other Significant Observable Inputs       2,416,704               --
Level 3 - Significant Unobservable Inputs                  --               --
                                                --------------  ---------------
TOTAL                                            $ 32,536,023        $      --
                                                ==============  ===============

* Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2008.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 8, 2008 with a file number 811-02363.

Other information regarding the Fund is available in the Fund's most recent semi-annual report filed with the Securities and Exchange Commission on Form N-CSR on September 8, 2008, file number 811-02363. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Total Return Fund, Inc.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 26, 2008


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 26, 2008


      /s/ Kayadti A. Madison
      ------------------
      Name:  Kayadti A. Madison
      Title: Principal Financial Officer
      Date:  November 26, 2008